Consolidated Balance Sheets (unaudited) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 226,882	$ 181,758
Restricted cash, current (Note 8)	12,120	5,121
Trade accounts receivable	20,415	12,572
Inventories (Note 4)	14,158	14,534
Due from managers	0	1,430
Due from related parties (Note 3)	228	922
Prepaid expenses and other receivables	4,022	5,641
Derivative asset, current	0	41
Other current assets (Note 6)	5,857	6,447
Total Current Assets	283,682	228,466
FIXED ASSETS
Advances for vessels under construction and acquisition of vessels (Notes 5 and 6)	46,472	64,570
Vessels and other fixed assets, net (Note 5)	1,796,943	1,707,209
Total Fixed Assets	1,843,415	1,771,779
OTHER NON-CURRENT ASSETS
Long term investment (Note 3)	974	970
Restricted cash, non-current (Note 8)	8,420	8,883
Other non-current assets	0	1,604
TOTAL ASSETS	2,136,491	2,011,702
CURRENT LIABILITIES
Current portion of long term debt (Note 8)	7,532	0
Lease commitments short term (Notes 5 and 8)	9,120	6,235
Accounts payable	5,886	5,200
Due to managers	4,320	0
Due to related parties (Note 3)	334	356
Accrued liabilities	9,836	11,719
Derivative liability, current (Note 15)	2,184	2,549
Deferred revenue	1,863	2,060
Total Current Liabilities	41,075	28,119
NON-CURRENT LIABILITIES
8.00% 2019 Notes, net of unamortized deferred finance fees of $1,243 and $1,028, respectively (Note 8)	48,972	48,757
Long term debt, net of current portion and unamortized deferred finance fees of $9,214 and $8,263, respectively (Note 8)	751,898	743,719
Lease commitments long term, net of unamortized deferred finance fees of $39 and $37, respectively (Notes 5 and 8)	225,716	152,613
Derivative liability, non current (Note 15)	20	796
Other non-current liabilities	460	468
TOTAL LIABILITIES	1,068,141	974,472
COMMITMENTS & CONTINGENCIES (Note 14)
STOCKHOLDERS' EQUITY
Preferred Stock; $0.01 par value, authorized 25,000,000 shares; none issued or outstanding at December 31, 2016 and June 30, 2017 (Note 9)	0	0
Common Stock, $0.01 par value, 300,000,000 shares authorized; 56,628,907 and 63,415,479 shares issued and outstanding at December 31, 2016 and June 30, 2017, respectively (Note 9)	634	566
Additional paid in capital	2,120,336	2,063,490
Accumulated other comprehensive income/(loss) (Note 15)	141	(294)
Accumulated deficit	(1,052,761)	(1,026,532)
Total Stockholders' Equity	1,068,350	1,037,230
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,136,491	$ 2,011,702